Impaired Loans Where Bank is Probable that it will not Collect all Amounts due According to Original Contractual Terms of Loans (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2014 Retail Loans Auto loans INR	Mar. 31, 2013 Retail Loans Auto loans INR	Mar. 31, 2014 Retail Loans Personal loans/Credit card INR	Mar. 31, 2013 Retail Loans Personal loans/Credit card INR	Mar. 31, 2014 Retail Loans Retail Business Banking INR	Mar. 31, 2013 Retail Loans Retail Business Banking INR	Mar. 31, 2014 Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2013 Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2014 Retail Loans Housing loans INR	Mar. 31, 2013 Retail Loans Housing loans INR	Mar. 31, 2014 Retail Loans Other retail INR	Mar. 31, 2013 Retail Loans Other retail INR	Mar. 31, 2014 Wholesale loans INR	Mar. 31, 2013 Wholesale loans INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	$ 494.8	29,686.5	21,132.1	1,845.2	1,238.7	1,984.4	1,550.6	7,104.6	5,790.1	6,207.8	3,657.9	205.8	268.0	3,580.5	2,073.8	8,758.2	6,553.0
Unpaid principal balance	494.8	29,686.5	21,132.1	1,845.2	1,238.7	1,984.4	1,550.6	7,104.6	5,790.1	6,207.8	3,657.9	205.8	268.0	3,580.5	2,073.8	8,758.2	6,553.0
Related specific allowance	344.2	20,649.2	16,466.9	796.1	556.7	1,267.3	1,067.1	5,598.1	5,058.2	3,472.9	2,094.4	116.7	185.0	2,082.0	1,751.0	7,316.1	5,754.5
Average Recorded investments	423.5	25,409.5	20,083.7	1,542.0	1,095.6	1,767.5	1,319.0	6,447.4	5,402.8	4,932.9	2,623.7	236.9	335.1	2,827.2	2,169.2	7,655.6	7,138.3
Finance Receivable on Non Accrual Basis	$ 490.2	29,414.7	20,878.8	1,845.2	1,238.7	1,984.4	1,550.6	6,978.2	5,790.1	6,207.8	3,657.9	205.8	268.0	3,580.5	2,073.8	8,612.8	6,299.7